TRADE AND OTHER RECEIVABLES - NET - By age (Details) - IDR (Rp)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other receivables
Trade receivables	Rp 8,634,000,000,000	Rp 8,510,000,000,000
Third parties
Trade and other receivables
Trade receivables	6,625,000,000,000	7,132,000,000,000
Related parties
Trade and other receivables
Trade receivables	2,009,000,000,000	1,378,000,000,000
Financial assets past due but not impaired
Trade and other receivables
Trade receivables	2,069,000,000,000	Rp 3,417,000,000,000
Not past due
Trade and other receivables
Trade receivables	5.7
ECL rate		9.50%
Up to 3 months
Trade and other receivables
Trade receivables	20.8
ECL rate		13.40%
3 to 6 months
Trade and other receivables
Trade receivables	33.4
ECL rate		27.40%
More than 6 months
Trade and other receivables
Trade receivables	95.6
ECL rate		91.40%
Gross or Cost
Trade and other receivables
Trade receivables	16,202,000,000,000	Rp 16,312,000,000,000
Gross or Cost | Third parties
Trade and other receivables
Trade receivables	12,826,000,000,000	13,534,000,000,000
Gross or Cost | Related parties
Trade and other receivables
Trade receivables	3,376,000,000,000	2,778,000,000,000
Gross or Cost | Not past due
Trade and other receivables
Trade receivables	6,964,000,000,000	5,625,000,000,000
Gross or Cost | Up to 3 months
Trade and other receivables
Trade receivables	1,674,000,000,000	2,447,000,000,000
Gross or Cost | Up to 3 months | Third parties
Trade and other receivables
Trade receivables	6,797,000,000,000	6,753,000,000,000
Gross or Cost | Up to 3 months | Related parties
Trade and other receivables
Trade receivables	1,841,000,000,000	1,319,000,000,000
Gross or Cost | 3 to 6 months
Trade and other receivables
Trade receivables	664,000,000,000	924,000,000,000
Gross or Cost | 3 to 6 months | Third parties
Trade and other receivables
Trade receivables	397,000,000,000	686,000,000,000
Gross or Cost | 3 to 6 months | Related parties
Trade and other receivables
Trade receivables	267,000,000,000	238,000,000,000
Gross or Cost | More than 6 months
Trade and other receivables
Trade receivables	6,900,000,000,000	7,316,000,000,000
Gross or Cost | More than 6 months | Third parties
Trade and other receivables
Trade receivables	5,632,000,000,000	6,095,000,000,000
Gross or Cost | More than 6 months | Related parties
Trade and other receivables
Trade receivables	1,268,000,000,000	1,221,000,000,000
Allowance for expected credit losses
Trade and other receivables
Trade receivables	(7,568,000,000,000)	(7,802,000,000,000)	Rp (8,360,000,000,000)
Allowance for expected credit losses | Third parties
Trade and other receivables
Trade receivables	(6,201,000,000,000)	(6,402,000,000,000)
Allowance for expected credit losses | Related parties
Trade and other receivables
Trade receivables	(1,367,000,000,000)	(1,400,000,000,000)
Allowance for expected credit losses | Not past due
Trade and other receivables
Trade receivables	(399,000,000,000)	(532,000,000,000)
Allowance for expected credit losses | Up to 3 months
Trade and other receivables
Trade receivables	(349,000,000,000)	(328,000,000,000)
Allowance for expected credit losses | 3 to 6 months
Trade and other receivables
Trade receivables	(222,000,000,000)	(253,000,000,000)
Allowance for expected credit losses | More than 6 months
Trade and other receivables
Trade receivables	Rp (6,598,000,000,000)	Rp (6,689,000,000,000)